Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Contingent Liability
Loans sold through the MPF program	$ 19,961,469	$ 22,916,680
Notional amount of the maximum CEO	352,352	637,102
Accrued contingent liability	$ 84,944	$ 84,944